Bank Loans, Current and Non Current - Schedule of Bank Loans Represent the Amounts Due to Various Banks (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Short-term bank loans:
Short-term bank loans	$ 7,678	$ 9,590
Long-term bank loans:
Long-term bank loans	1,396	1,370
Loan from Xiamen International Bank [Member]
Short-term bank loans:
Short-term bank loans	2,792	2,740
Loan from China Citic Bank [Member]
Short-term bank loans:
Short-term bank loans	2,792	2,740
Loan from Bank of Beijing [Member]
Short-term bank loans:
Short-term bank loans		2,740
Loan from Huaxia Bank [Member]
Short-term bank loans:
Short-term bank loans	2,094	1,370
Loan from China Construction Bank [Member]
Long-term bank loans:
Long-term bank loans	$ 1,396	$ 1,370